Income Tax (Expense)/ Benefit - Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes Paid, Net	$ 3,462	$ 770	$ 857
Mixed Tax Unit
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	2,377	0	0
UK
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	271	303	148
Norway
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	333	326	186
Italy
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	250	0	0
Croatia
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	231	138	497
Others
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax paid	$ 0	$ 3	$ 26